Related Party Transactions - Summary of Information About Key Management Personnel (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Short-term employee benefits	€ 2,694	€ 3,320	€ 2,218
Employee share-based compensation	1,486	4,680	4,876
Total	€ 4,180	€ 8,000	€ 7,094